FINANCIAL RISK MANAGEMENT - Schedule of Exchange Rates for Foreign Currencies (Details)	12 Months Ended
	Dec. 31, 2025 ₴ / $	Dec. 31, 2025 ₴ / €	Dec. 31, 2024 ₴ / $	Dec. 31, 2024 ₴ / €
Exchange Rates for Foreign Currency [Roll Forward]
Beginning of period	42.039	43.926	37.982	42.208
Average	41.690	47.085	40.159	43.459
Ending of period	42.388	49.857	42.039	43.926